Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Summary of intangible assets [Abstract]
Net balances at beginning of year		$ 156,458	$ 160,116
Additions		0	0
Transfers and others		0	0
Amortization		3,601	3,658
Net balances at year end		152,857	156,458
Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Amortization		20,718	17,117
Software [Member]
Summary of intangible assets [Abstract]
Net balances at beginning of year		30,930	34,588
Additions		0	0
Transfers and others		0	0
Amortization		3,601	3,658
Net balances at year end		$ 27,329	$ 30,930
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		3 years	3 years
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		5 years	5 years
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[1]	$ 125,528	$ 125,528
Additions	[1]	0	0
Transfers and others	[1]	0	0
Net balances at year end	[1]	$ 125,528	$ 125,528

[1]	Corresponds to the rights on the ‘Marmex’ trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 11). The trademark is considered an intangible asset with an indefinite life since it is not possible to determine a specific time frame for the future economic benefits expected to be obtained; likewise, there is a high degree of certainty of maintaining the contractual rights of the trademark indefinitely.